TAXES ON INCOME (Imported)	12 Months Ended
Dec. 31, 2021
TAXES ON INCOME
TAXES ON INCOME

NOTE 21: — TAXES ON INCOME

a.Tax rates:

There is no corporate income tax in the Cayman islands. As part of the tax ruling obtained from the Israel Tax Authority with respect to the Group Restructuring (see Note 1a) the Company shall and will be registered for tax purposes in Israel. The statutory corporate income tax rate in Israel is 23%.

The statutory Israeli corporate income tax rate applicable to the Israeli subsidiary, and based on the Company’s assessment that the Israeli subsidiary is eligible for the Preferred Technological Enterprise regime as per Israeli law was 7.5% for the years 2021 and 2020.

Preferred Technological Enterprise, as defined in the Law for the Encouragement of Capital Investments, 1959 (the “Encouragement Law”) in Israel, will be subject to tax at a rate of 7.5% on profits deriving from intellectual property which meets the conditions of being treated as “Preferred Technological Income”, and based on the Israeli subsidiary located in Preferred area A.

Any dividends distributed to “foreign companies”, as defined in the Encouragement Law, deriving from income from the technological enterprise is subject to reduced Israeli withholding tax rate of 20% or lower rates under a relevant tax treaty, if applicable, or 0% if distributed to an Israeli corporation.

Other Group’s subsidiaries are separately taxed under the domestic tax laws and rates of the jurisdiction of incorporation of each entity.

b.Tax assessments:

Other than the Israeli subsidiary, none of the Group companies received final assessments since their incorporation.

The Israeli subsidiary received final tax assessment through the tax year 2018.

NOTE 21: — TAXES ON INCOME (continued)

c.Carryforward losses for tax purposes:

As of December 31, 2021, the Group had carryforward operating tax losses and carryforward capital tax losses of $77,732 and $5, respectively. Deferred tax assets of approximately $41 and $536 relating to these losses and to other deductible temporary differences (mainly employee benefits and share-based compensation), respectively, were recognized in the financial statements.

Deferred tax assets of approximately $5,990 and $789 relating to carryforward operating losses and other temporary differences (mainly research and development, employee benefits and share-based compensation), respectively, were not recognized because their utilization in the foreseeable future is not probable.

d.Deferred income taxes:

	Statements of financial		Statements of profit or
	position		loss
			Year ended
	December 31,		December 31,
	2021	2020	2021	2020
Deferred tax assets:
Carryforward tax losses	$41	$49	$(8)	$(18)
Employee benefits and other liabilities	199	153	46	25
Share-based compensation	337	268	69	58
Deferred tax income (expenses)			$107	$65
Deferred tax assets	$577	$470

e.Taxes on income (tax benefit) included in profit or loss:

	Year ended
	December 31,
	2021	2020
Current taxes	$97	$28
Deferred taxes, see also Note 21d above	(107)	(65)
Taxes in respect of previous years	14	296
	$4	$259

f.Theoretical tax:

As Freightos-HK incurred operating losses during the years ended December 31, 2021 and 2020 for which deferred income taxes were not recorded, as mentioned in Note 21c, the reconciliation between the tax expense, assuming that all the income and expenses, gains and losses in the statement of income were taxed at the statutory tax rate, and the taxes on income recorded in profit or loss, does not provide significant information and therefore is not presented.